CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (61,432)	$ (164,835)	$ (39,324)
Available-for-sale securities (See Note 10):
Change in unrealized investment gains	1,007	2,877	1,383
Reclassification of gains realized in net loss	(2,803)	(3,237)	(95)
Net change	(1,796)	(360)	1,288
Interest rate swaps (see Notes 1 and 12):
Change in unrealized gains (losses)	(2,237)	1,212	$ (1,834)
Reclassification of ineffectiveness realized in net gain (loss)	227	$ (373)
Reclassification of losses realized in net loss, net of payments	809		$ 206
Net change	(1,201)	$ 839	(1,628)
Defined benefit post-retirement plan:
Unrealized gain (loss) due to fair value adjustments	(1,337)	2,466	(590)
Income tax expense (benefit) related to items of other comprehensive income (loss)	2,035	(1,315)	517
Other comprehensive income (loss)	(2,299)	1,630	(413)
Comprehensive loss	(63,731)	(163,205)	(39,737)
Earnings attributable to noncontrolling interests	(18,405)	(3,657)	(1,043)
Comprehensive loss attributable to Kindred	$ (82,136)	$ (166,862)	$ (40,780)